Financial instruments and financial risk management - Maturity profile (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.01%	0.01%	0.04%
Financial liabilities	€ 4,736.7	€ 5,264.1	€ 5,030.9
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.48%	1.54%	1.65%
Financial liabilities	€ 3,085.6	€ 3,170.8	€ 3,501.7
Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	107.0	189.4	229.3
Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	213.3	95.5	213.3
Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	941.8	201.3	120.2
Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	940.0	930.4	227.5
Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 883.5	€ 1,754.2	€ 2,711.4
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.83%	0.90%	0.84%
Financial liabilities	€ 558.8	€ 792.2	€ 882.8
Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	202.5	245.2	226.6
Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	224.5	200.5	215.8
Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	105.8	222.3	170.3
Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 26.0	103.5	191.5
Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 20.7	€ 78.6
Secured long term debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.52%	2.56%	1.91%
Financial liabilities	€ 330.3	€ 350.4	€ 353.8
Secured long term debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	75.8	84.8	96.2
Secured long term debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	63.3	59.9	71.7
Secured long term debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	64.9	46.9	46.6
Secured long term debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	62.5	48.1	33.4
Secured long term debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 63.8	110.7	105.9
Secured long term debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		719.7	1,059.0
Secured long term debt | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		196.4	216.0
Secured long term debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		193.4	214.9
Secured long term debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		174.6	212.3
Secured long term debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		118.8	193.8
Secured long term debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 36.5	€ 222.0
Unsecured long term debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.30%	1.33%	1.37%
Financial liabilities	€ 2,642.1	€ 2,566.7	€ 2,515.2
Unsecured long term debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	34.0	24.0	13.5
Unsecured long term debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	34.0	24.0	13.2
Unsecured long term debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	876.9	24.0	13.2
Unsecured long term debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	877.5	867.0	13.2
Unsecured long term debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 819.7	€ 1,627.7	2,462.1
Debt swapped from floating to fixed [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 393.4
Debt swapped from floating to fixed [Member] | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate		0.37%	2.59%
Financial liabilities		€ 74.4	€ 393.4
Debt swapped from floating to fixed [Member] | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		14.0	60.1
Debt swapped from floating to fixed [Member] | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		14.4	61.7
Debt swapped from floating to fixed [Member] | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		14.9	63.3
Debt swapped from floating to fixed [Member] | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		15.3	64.9
Debt swapped from floating to fixed [Member] | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		15.8	143.4
Debt swapped from floating to fixed [Member] | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		(74.4)	(393.4)
Debt swapped from floating to fixed [Member] | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		(14.0)	(60.1)
Debt swapped from floating to fixed [Member] | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		(14.4)	(61.7)
Debt swapped from floating to fixed [Member] | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		(14.9)	(63.3)
Debt swapped from floating to fixed [Member] | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		(15.3)	(64.9)
Debt swapped from floating to fixed [Member] | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ (15.8)	€ (143.4)
Long term debt after swaps | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.44%	1.45%	1.57%
Financial liabilities	€ 2,972.4	€ 2,991.5	€ 3,262.4
Long term debt after swaps | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	109.8	122.8	169.8
Long term debt after swaps | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	97.3	98.3	146.6
Long term debt after swaps | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	941.8	85.8	123.1
Long term debt after swaps | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	940.0	930.4	111.5
Long term debt after swaps | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 883.5	€ 1,754.2	€ 2,711.4
Long term debt after swaps | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.75%	0.85%	0.49%
Financial liabilities	€ 474.8	€ 645.3	€ 665.6
Long term debt after swaps | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	181.1	182.4	155.9
Long term debt after swaps | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	161.9	179.0	153.2
Long term debt after swaps | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	105.8	159.7	149.0
Long term debt after swaps | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 26.0	103.5	128.9
Long term debt after swaps | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 20.7	€ 78.6
Finance leases | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.54%	2.97%	2.74%
Financial liabilities	€ 113.2	€ 179.3	€ 239.3
Finance leases | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	(2.8)	66.6	59.5
Finance leases | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 116.0	(2.8)	66.7
Finance leases | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 115.5	(2.9)
Finance leases | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 116.0
Finance leases | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.27%	1.14%	1.01%
Financial liabilities	€ 84.0	€ 146.9	€ 217.2
Finance leases | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	21.4	62.8	70.7
Finance leases | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	62.6	21.5	62.6
Finance leases | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		62.6	21.3
Finance leases | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			62.6
Current and non-current maturities of debt [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	3,644.4	3,963.0	4,384.5
Current and non-current maturities of debt [Member] | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	309.5	434.6	455.9
Current and non-current maturities of debt [Member] | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	437.8	296.0	429.1
Current and non-current maturities of debt [Member] | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,047.6	423.6	290.5
Current and non-current maturities of debt [Member] | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	966.0	1,033.9	419.0
Current and non-current maturities of debt [Member] | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 883.5	€ 1,774.9	€ 2,790.0